OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-05040________________________

Total Return U.S. Treasury Fund, Inc.

(Exact name of registrant as specified in charter)

40 West 57th Street, 18th Floor New York, New York	10019
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           40 West 57th Street, 18th Floor          New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:         October 31, 2010

Date of reporting period:       July 31, 2010

Item 1.	Schedule of Investments.

Total Return US Treasury Fund
Schedule of Investments
July 31, 2010 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS – 98.30%
US Treasury Notes	2.000%	09/30/10	$3,000,000	$3,009,141
US Treasury Notes	1.250%	11/30/10	17,700,000	17,763,614
US Treasury Notes	0.875%	02/28/11	2,000,000	2,007,734
US Treasury Notes	1.000%	08/31/11	10,000,000	10,070,710
US Treasury Notes	4.250%	11/15/17	7,500,000	8,497,852
US Treasury Notes	3.750%	11/15/18	6,370,000	6,937,828
US Treasury Notes	3.625%	02/15/20	4,000,000	4,246,564
US Treasury Bonds	8.125%	08/15/19	12,000,000	17,194,692
US Treasury Bonds	8.750%	08/15/20	11,300,000	17,025,925
US Treasury Bonds	7.875%	02/15/21	1,000,000	1,439,219
US Treasury Bonds	6.375%	08/15/27	8,500,000	11,505,549

Total US Treasury Obligations (Cost $95,853,952)				$99,698,828

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS – 0.48%
JPMorgan Chase, N.A.
Dated 07/30/10, 0.11%, principal and interest in the amount of $485,004 due 08/02/10, collateralized by US Treasury Inflation-Protected Note, par value of $415,000 due 01/15/15 with a value of $500,261 (Cost $485,000)	$485,000	$485,000

Total Investments – 98.78% (Cost $96,338,952) *		$100,183,828

Other Assets in Excess of Liabilities - 1.22%		1,238,082

Net Assets - 100.00%		$101,421,910

*	Cost for Federal income tax purposes is $96,338,952 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$3,844,876
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$3,844,876

See Notes to Schedule of Investments.

Total Return US Treasury Fund
Notes to Schedule of Investments
July 31, 2010 (Unaudited)

1.  Securities Valuation

Total Return US Treasury Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time).  In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices.  Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and an event is likely to affect the Fund’s net asset value per share.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of  July 31, 2010:

	Level 1	Level 2	Level 3	Total
US Treasury Obligations	$-	$99,698,828	$-	$99,698,828
Repurchase Agreements	-	485,000	-	485,000
Total	$-	$100,183,828	$-	$100,183,828

2.  Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Total Return U.S. Treasury Fund, Inc.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)
Date	September 24, 2010

By (Signature and Title)*		/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)
Date	September 24, 2010